Document and Entity Information	12 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Central Index Key	0000810902
Amendment Flag	false
Document Creation Date	Sep. 30, 2013
Document Effective Date	Sep. 30, 2013
Prospectus Date	Sep. 30, 2013